iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Alternative Carriers  —  13 .9%
AST SpaceMobile, Inc. , Class A
(a) (b)
.............. 397,721 $ 35,341,488
Globalstar, Inc.
(a)
.......................... 384,703 31,272,507
Iridium Communications, Inc. .................. 683,492 37,489,536
Liberty Global Ltd. , Class A
(a)
.................. 1,551,038 17,635,302
Liberty Global Ltd. , Class C , NVS
(a)
.............. 1,186,157 13,047,727
Space Exploration Technologies Corp. , Class A
(a) (b)
... 251,902 43,039,976
177,826,536
a
Cable & Satellite  —  7 .7%
Charter Communications, Inc. , Class A
(a) (b)
......... 241,657 34,366,042
EchoStar Corp. , Class A
(a) (b)
................... 293,666 29,807,099
Liberty Broadband Corp. , Series A
(a)
............. 127,575 4,245,696
Liberty Broadband Corp. , Series C , NVS
(a)
......... 869,601 28,922,929
97,341,766
a
Communications Equipment  —  50 .8%
Applied Optoelectronics, Inc.
(a)
................. 193,404 28,654,737
Arista Networks, Inc.
(a)
...................... 824,545 140,073,704
Ciena Corp.
(a)
............................ 94,136 46,179,356
Cisco Systems, Inc. ........................ 2,447,072 287,433,077
Lumentum Holdings, Inc.
(a)
................... 47,328 40,610,264
Motorola Solutions, Inc. ..................... 104,840 43,539,004
Ubiquiti, Inc.
(b)
............................ 54,137 28,910,782
Viavi Solutions, Inc.
(a)
....................... 658,067 31,422,699
646,823,623
a
Integrated Telecommunication Services  —  19 .0%
AT&T, Inc. ............................... 2,558,954 52,970,348
Comcast Corp. , Class A ..................... 1,962,448 48,178,098
Security Shares Value
a
Integrated Telecommunication Services (continued)
Verizon Communications, Inc. ................. 3,296,737 $ 139,583,845
240,732,291
a
Movies & Entertainment  —  2 .6%
Roku, Inc. , Class A
(a)
....................... 242,309 33,472,566
a
Wireless Telecommunication Services  —  5 .9%
Millicom International Cellular SA
(a)
.............. 354,056 32,134,122
T-Mobile U.S., Inc. ......................... 253,457 42,512,343
74,646,465
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,313,504,322 ) ............................... 1,270,843,247
a
Short-Term Securities
Money Market Funds  —  7 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 96,169,323 96,198,174
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 1,470,302 1,470,302
a
Total Short-Term Securities — 7.7%
(Cost: $ 97,664,287 ) ................................. 97,668,476
Total Investments — 107.6%
(Cost: $ 1,411,168,609 ) ............................... 1,368,511,723
Liabilities in Excess of Other Assets — ( 7 .6 ) % ............... (96,288,401)
Net Assets — 100.0% ................................. $ 1,272,223,322
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 38,696,490  $ 57,490,696
(a)
$ —  $ 8,205  $ 2,783  $ 96,198,174  96,169,323  $ 36,041
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,457,932  12,370
(a)
—  —  —  1,470,302  1,470,302  16,904  —
$ —  $ 8,205  $ 2,783
$ 97,668,476
$ 52,945  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Telecommunications ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index .......................................................... 5 09/18/26 $ 600 $ (3,363)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,270,843,247  $ —  $ —  $ 1,270,843,247
Short-Term Securities
Money Market Funds ...................................... 97,668,476  —  —  97,668,476
$ 1,368,511,723  $ —  $ —  $ 1,368,511,723
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,363) $ —  $ —  $ (3,363)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares